INCOME TAXES	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
INCOME TAXES	INCOME TAXES
The major components of income tax recovery (expense) for the year ended December 31 are as follows:

(MILLIONS)	2020	2019	2018
Income tax recovery (expense) applicable to:
Current taxes
Attributed to the current period	$(66)	$(70)	$(32)
Deferred taxes
Income taxes – origination and reversal of temporary differences	185	78	50
Relating to change in tax rates / imposition of new tax laws	(7)	1	95
Relating to unrecognized temporary differences and tax losses	35	(52)	230
	213	27	375
Total income tax recovery (expense)	$147	$(43)	$343
The major components of deferred income tax (expense) recovery for the year ended December 31 recorded directly to other comprehensive income are as follows:

(MILLIONS)	2020	2019	2018
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$13	$4	$(4)
Other	(3)	5	(20)
Revaluation surplus
Origination and reversal of temporary differences	(934)	(432)	(1,291)
Relating to changes in tax rates / imposition of new tax laws	—	(59)	54
	$(924)	$(482)	$(1,261)
Brookfield Renewable’s effective income tax recovery (expense) for the year ended December 31 is different from its recovery at its statutory income tax rate due to the differences below:

(MILLIONS)	2020	2019	2018
Statutory income tax recovery (expense)(1)	$53	$(34)	$(69)
Reduction (increase) resulting from:
Decrease (increase) in tax assets not recognized	34	(52)	230
Differences between statutory rate and future tax rate	(7)	1	95
Subsidiaries’ income taxed at different rates	68	38	87
Other	(1)	4	—
Effective income tax recovery (expense)	$147	$(43)	$343
(1)Statutory income tax expense is calculated using domestic rates applicable to the profits in the relevant country.
The above reconciliation has been prepared by aggregating the information for all of Brookfield Renewable’s subsidiaries using the domestic rate in each tax jurisdiction.
Brookfield Renewable’s effective income tax rate was 76.6% for the year ended December 31, 2020 (2019: 35.0% and 2018: (142.9)%). The effective tax rate is different than the statutory rate primarily due to rate differentials, legislative changes in tax rates during the year, changes in tax assets not recognized and non-controlling interests’ income not subject to tax.
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31:

(MILLIONS)	2020	2019	2018
Less than four years	$5	$3	$—
Thereafter	149	431	200
The deferred tax assets and liabilities of the following temporary differences have been recognized in the consolidated financial statements for the year ended December 31:

(MILLIONS)	Non-capital losses	Difference between tax and carrying value	Net deferred tax (liabilities) assets
As at January 1, 2018	$622	$(4,052)	$(3,430)
Recognized in net income (loss)	232	143	375
Recognized in equity	1	(1,252)	(1,251)
Business combination	—	(99)	(99)
Foreign exchange	(20)	200	180
As at December 31, 2018	835	(5,060)	(4,225)
Recognized in net income (loss)	23	4	27
Recognized in equity	11	(491)	(480)
Business combination	7	14	21
Foreign exchange	9	(41)	(32)
As at December 31, 2019	885	(5,574)	(4,689)
Recognized in net income (loss)	273	(60)	213
Recognized in equity	(52)	(865)	(917)
Business combination	30	18	48
Foreign exchange	4	31	35
As at December 31, 2020	$1,140	$(6,450)	$(5,310)

The deferred income tax liabilities include $5,145 million (2019: $4,293 million and 2018: $3,864 million) of liabilities which relate to property, plant and equipment revaluations included in equity.
The unrecognized taxable temporary difference attributable to Brookfield Renewable’s interest in its subsidiaries, branches, associates, and joint ventures is $5,405 million (2019: $3,633 million and 2018: $3,434 million).